UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21940

                              EIP INVESTMENT TRUST
               (Exact name of registrant as specified in charter)

                         c/o Energy Income Partners, LLC
                               49 Riverside Avenue
                               WESTPORT, CT 06880
               (Address of principal executive offices) (Zip code)

                                 Linda Longville
                         c/o Energy Income Partners, LLC
                               49 Riverside Avenue
                               WESTPORT, CT 06880
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 203-349-8232

                      Date of fiscal year end: DECEMBER 31

                  Date of reporting period: SEPTEMBER 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


EIP GROWTH AND INCOME FUND                                    SEPTEMBER 30, 2009
SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                       FAIR
PAR VALUE                                                              VALUE
---------                                                          ------------
CORPORATE NOTES AND BONDS - 31.31%+
                CREDIT - MISCELLANEOUS BUSINESS - 4.98%+
$   3,000,000   General Electric Capital Corp., MTN
                   0.748%, 01/08/16 (b)                            $  2,553,942
                                                                   ------------
                CREDIT - PERSONAL - 16.83%+
    6,000,000   American Express Credit, MTN
                   0.401%, 06/16/11 (a) (b)                           5,863,158
    3,000,000   HSBC Finance Corp.
                   Senior Notes
                   0.759%, 01/15/14 (a) (b)                           2,764,074
                                                                   ------------
                                                                      8,627,232
                                                                   ------------
                SECURITIES BROKER/DEALER - 9.50%+
    5,000,000   Merrill Lynch & Co., Inc., MTN
                   0.704%, 07/25/11 (a) (b)                           4,868,360
                                                                   ------------
                TOTAL CORPORATE NOTES AND BONDS
                   (Cost $17,009,599)                                16,049,534
                                                                   ------------

SHARES
------
MASTER LIMITED PARTNERSHIPS - 41.29%+
                CONSUMER CYCLICALS - 2.24%+
       12,535   Global Partners, LP                                     313,375
       18,000   Inergy Holdings, LP                                     835,200
                                                                   ------------
                                                                      1,148,575
                                                                   ------------
                ENERGY - 39.05%+
       54,238   Buckeye GP Holdings, LP                               1,307,136
        2,000   Buckeye Partners, LP                                     96,820
       30,285   Duncan Energy Partners, LP                              604,488
       51,055   El Paso Pipeline Partners, LP                         1,058,370
       40,000   Energy Transfer Equity, LP                            1,120,000
       29,000   Energy Transfer Partners, LP                          1,233,950
       97,488   Enterprise GP Holdings, LP                            2,883,695
       22,800   Enterprise Products Partners, LP                        645,696
       26,279   Holly Energy Partners, LP                             1,025,144
       52,700   Magellan Midstream Partners, LP                       1,981,520
        2,140   Natural Resource Partners, LP                            44,662
       16,750   NuStar Energy, LP                                       868,320
       63,700   NuStar GP Holdings, LLC                               1,579,760
       43,043   ONEOK Partners, LP                                    2,277,405
       14,951   Penn Virginia Resource Partners, LP                     256,260
        9,350   Quicksilver Gas Services, LP                            161,755
       28,871   Sunoco Logistics Partners, LP                         1,710,607
       14,309   TC Pipelines, LP                                        545,173
        5,200   Transmontaigne Partners, LP                             139,880
       25,000   Williams Pipeline Partners LP                           479,000
                                                                   ------------
                                                                     20,019,641
                                                                   ------------
                TOTAL MASTER LIMITED PARTNERSHIPS
                   (Cost $15,377,647)                                21,168,216
                                                                   ------------
COMMON STOCKS - 25.40%+
                ENERGY - 17.13%+
       67,258   Enbridge Energy Management, LLC (c)                   3,032,649
       37,900   Enbridge, Inc.                                        1,470,520
       48,112   Kinder Morgan Management, LLC (c)                     2,278,097
       11,000   ONEOK, Inc.                                             402,820

                                                                       FAIR
SHARES                                                                 VALUE
------                                                             ------------
COMMON STOCKS (CONTINUED)
                ENERGY (CONTINUED)
       33,000   Spectra Energy Corp.                               $    625,020
        1,000   TransCanada Corp.                                        31,020
       52,700   Williams Companies, Inc.                                941,749
                                                                   ------------
                                                                      8,781,875
                                                                   ------------
                FINANCE - 5.12%+
      135,000   MLP & Strategic Equity Fund (d)                       1,756,350
       46,050   NGP Capital Resources Co.                               334,323
       20,000   Tortoise Energy Infrastructure Corp. (d)                535,000
                                                                   ------------
                                                                      2,625,673
                                                                   ------------
                UTILITIES - 3.15%+
       19,000   ITC Holdings Corp.                                      863,550
       30,000   UGI Corp.                                               751,800
                                                                   ------------
                                                                      1,615,350
                                                                   ------------
                TOTAL COMMON STOCKS
                   (Cost $11,029,407)                                13,022,898
                                                                   ------------
CANADIAN INCOME TRUSTS - 4.24%+
                ENERGY- 0.86%+
       20,000   Mullen Group, Ltd.                                      294,587
       20,000   Phoenix Technology Income Fund                          144,772
                                                                   ------------
                                                                        439,359
                                                                   ------------
                INDUSTRIAL - 0.99%+
       70,700   Newalta, Inc.                                           505,165
                                                                   ------------
                UTILITIES - 2.39%+
       66,600   Keyera Facilities Income Fund                         1,227,931
                                                                   ------------
                TOTAL CANADIAN INCOME TRUSTS
                   (Cost $1,393,535)                                  2,172,455
                                                                   ------------

PAR VALUE
---------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 53.16%+
                FEDERAL HOME LOAN BANK - 32.09%+
                Federal Home Loan Bank
$  16,400,000   0.790%, 03/11/10 (a) (b)                             16,447,839
                                                                   ------------
                FEDERAL HOME LOAN MORTGAGE - 16.08%+
                Federal Home Loan Mortgage Corp.
    8,000,000   7.000%, 03/15/10 (a)                                  8,244,920
                                                                   ------------
                FEDERAL NATIONAL MORTGAGE ASSOCIATION - 4.99%+
                Federal National Mortgage Association
    2,500,000   4.125%, 05/15/10 (a)                                  2,558,633
                                                                   ------------
                TOTAL U.S. GOVERNMENT AND AGENCY
                   OBLIGATIONS
                   (Cost $27,225,440)                                27,251,392
                                                                   ------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

EIP GROWTH AND INCOME FUND                                    SEPTEMBER 30, 2009
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

                                                                       FAIR
SHARES                                                                 VALUE
------                                                             ------------
INVESTMENT COMPANY - 4.01%+
    2,055,456   PNC Bank Money Market                              $  2,055,456
                                                                   ------------
                TOTAL INVESTMENT COMPANY
                   (Cost $2,055,456)                                  2,055,456
                                                                   ------------
TOTAL INVESTMENTS - 159.41%+
   (Cost $74,091,084)                                                81,719,951
                                                                   ------------

PRINCIPAL
---------
REVERSE REPURCHASE AGREEMENTS (e) - (69.62)%+
$  (4,260,000)  With Credit Suisse for American Express Credit,
                   1.50% dated 09/30/09, to be repurchased at
                   $4,260,178 on 10/01/09                            (4,260,000)
  (15,500,000)  With Credit Suisse for Federal Home Loan
                   Bank, 0.50% dated 09/30/09, to be
                   repurchased at $15,500,215 on 10/01/09           (15,500,000)
   (8,018,000)  With Credit Suisse for Federal Home Loan
                   Mortgage Corp., 0.50% dated 09/30/09, to be
                   repurchased at $8,018,111 on 10/01/09             (8,018,000)
   (2,300,000)  With Credit Suisse for Federal National
                   Mortgage Association, 0.50% dated 09/30/09,
                   to be repurchased at $2,300,032 on 10/01/09       (2,300,000)
   (2,010,000)  With Credit Suisse for HSBC Finance Corp.,
                   1.50% dated 09/30/09, to be repurchased at
                   $2,010,084 on 10/01/09                            (2,010,000)
   (3,600,000)  With Credit Suisse for Merrill Lynch & Co.,
                   Inc., 1.50% dated 09/30/09, to be repurchased
                   at $3,600,150 on 10/01/09                         (3,600,000)
                                                                   ------------
                TOTAL REVERSE REPURCHASE AGREEMENTS
                   (Cost $(35,688,000))                             (35,688,000)
                                                                   ------------
TOTAL INVESTMENTS AND REVERSE REPURCHASE AGREEMENTS - 89.79%+
   (Cost $38,403,084)*                                               46,031,951
                                                                   ------------
OTHER ASSETS IN EXCESS OF LIABILITIES - 10.21%+                       5,233,355
                                                                   ------------
NET ASSETS - 100.00%+                                              $ 51,265,306
                                                                   ============

+ Percentages are calculated based on net assets, inclusive of reverse repurchase agreements.

*    Aggregate cost for federal tax purposes is $38,403,084.

(a) Segregated as collateral for Reverse Repurchase Agreements as of September 30, 2009.

(b) Floating rate note. The interest rate shown reflects the rate in effect at September 30, 2009.

(c)  Non-income producing security.

(d)  Closed-End Fund

(e) A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing transaction under which the Fund will effectively pledge certain assets as collateral to secure a short-term loan. Generally the other party to the agreement makes the loan in an amount equal to a percentage of the market value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and interest and correspondingly receive back its collateral. While used as collateral, the assets continue to pay principal and interest which are for the benefit of the Fund.

MTN Medium Term Note

The amount of $282,933 in cash was segregated with the broker, Credit Suisse, to cover margin requirements for the following open futures contracts as of September 30, 2009:

SHORT FUTURES             NUMBER OF    NOTIONAL     UNREALIZED
OUTSTANDING               CONTRACTS     AMOUNT     DEPRECIATION
-------------             ---------   ----------   ------------
Canadian Dollar (12/09)       72      $6,742,080    $(110,447)

The amount of $4,781,954 in cash was segregated with the custodian to cover the following total return swaps outstanding at September 30, 2009:

LONG TOTAL                                                    UNREALIZED
RETURN EQUITY                    EXPIRATION     NOTIONAL     APPRECIATION
SWAPS                PAY RATE       DATE         AMOUNT     (DEPRECIATION)
-------------       ----------   ----------   -----------   --------------
Fort Chicago        1 month
Energy **           Libor + 40
                    basis
                    points       09/13/2011   $   360,320      $ 20,085
Inter Pipeline      1 month
Fund **             Libor + 40
                    basis
                    points       09/13/2011       778,405        50,061
Mullen Group        1 month
Income Fund **      Libor + 40
                    basis
                    points       09/13/2011       253,735        28,264
Phoenix             1 month
Technology          Libor +
Income Fund **      125 basis
                    points       09/13/2011       159,030        16,489
El Paso Pipeline,   1 month
LP **               Libor +
                    100 basis
                    points       12/24/2013       717,500         7,876
Energy Transfer     1 month
Partners, LP **     Libor +
                    150 basis
                    points       12/24/2013       345,280        (4,997)
Kinder Morgan       1 month
Management,         Libor + 50
LLC **              basis
                    points       12/24/2013     1,897,188       (15,774)
Magellan            1 month
Midstream           Libor +
Partners **         150 basis
                    points       12/24/2013     1,627,550       (11,303)
ONEOK, Inc. **      1 month
                    Libor + 50
                    basis
                    points       12/24/2013     2,305,303        27,056
Williams Pipeline   1 month
Partners, LP **     Libor +
                    100 basis
                    points       12/24/2013       576,600        (1,939)
Enbridge, Inc. **   1 month
                    Libor + 44
                    basis
                    points       01/21/2014       945,500        24,374
Spectra Energy      1 month
Corp. **            Libor + 35
                    basis
                    points       01/21/2014       705,309       (17,869)

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

EIP GROWTH AND INCOME FUND                                    SEPTEMBER 30, 2009
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED

LONG TOTAL                                                    UNREALIZED
RETURN EQUITY                    EXPIRATION     NOTIONAL     APPRECIATION
SWAPS                PAY RATE       DATE         AMOUNT     (DEPRECIATION)
-------------       ----------   ----------   -----------   --------------
TransCanada         1 month
Corp. **            Libor + 40
                    basis
                    points       01/21/2014   $ 1,132,929      $ 19,309
UGI Corp. **        1 month
                    Libor + 35
                    basis
                    points       01/21/2014       561,516        (8,387)
Williams            1 month
Companies,          Libor + 35
Inc. **             basis
                    points       01/21/2014     1,943,310       (58,250)
                                              -----------      --------
                                              $14,309,475      $ 74,995
                                              ===========      ========

**   Credit Suisse is the counterparty to the above total return swaps.

The following table summarizes the activity for written options for the period ended September 30, 2009:

                                  NUMBER OF
                                  CONTRACTS    PREMIUM
                                  ---------   ---------
Outstanding, January 1, 2009        2,625     $ 359,683
Call Options Written                  770       115,514
Put Options Written                   360        62,320
Call Options Closed                  (770)     (115,514)
Put Options Closed                   (907)     (120,298)
Call Options Expired               (1,357)     (183,477)
Put Options Exercised                (721)     (118,228)
                                   ------     ---------
Outstanding, September 30, 2009        --     $      --
                                   ======     ========-=

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

EIP Growth and Income Fund
Notes to Schedule of Investments (unaudited)                  September 30, 2009

(1) SECURITY VALUATION: For purposes of valuing investment securities, readily marketable portfolio securities listed on any exchange or the National Association of Securities Dealers Automated Quotation System ("NASDAQ") Global Market are valued, except as indicated below, at the last sale price or the NASDAQ official closing price as determined by NASDAQ on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean between the most recent bid and asked price on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day of which such value is being determined at the close of the exchange representing the principal market for such securities. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from independent pricing services. As a result, the net asset value ("NAV") of EIP Growth and Income Fund's (the "Fund") shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside of the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange ("NYSE") is closed and an investor is not able to purchase or redeem shares.

Equity securities traded in the over-the-counter ("OTC") market, but excluding securities trading on the NASDAQ Global Market, are valued at the closing bid prices, if held long, or at the closing asked prices, if held short. Fixed income securities are valued by the Fund using a pricing service. If reliable market quotations are not readily available with respect to a portfolio security held by the Fund, including any illiquid securities, or if a valuation is deemed inappropriate, the fair value of such security will be determined under procedures adopted by the Board of Trustees of the Trust (the "Board") in a manner that most fairly reflects fair market value of the security on the valuation date as described below.

The use of fair value pricing by the Fund indicates that a readily available market quotation is unavailable (such as when the exchange on which a security trades does not open for the day due to extraordinary circumstances and no other market prices are available or when events occur after the close of a relevant market and prior to the close of the NYSE that materially affect the value of an asset) and in such situations the Board (or Energy Income Partners, LLC (the "Manager"), acting at the Board's direction) will estimate the value of a security using available information. In such situations, the values assigned to such securities may not necessarily represent the amounts which might be realized upon their sale. The use of fair value pricing by the Fund will be governed by valuation procedures adopted by the Trust's Board, and in accordance with the provisions of the Investment Company Act of 1940, as amended, (the "1940 Act"). At September 30, 2009, there were no fair valued securities.

FAIR VALUE MEASUREMENT: The inputs and valuation techniques used to measure fair value of the Fund's net assets are summarized into three levels as described in the hierarchy below:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, evaluation pricing, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

EIP Growth and Income Fund
Notes to Schedule of Investments (unaudited)                  September 30, 2009

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the values of each investment in each level as of September 30, 2009 is as follows:

                                                                        LEVEL 2        LEVEL 3
                                         TOTAL MARKET     LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                           VALUE AT        QUOTED      OBSERVABLE   UNOBSERVABLE
                                           09/30/09        PRICE         INPUTS        INPUTS
                                         ------------   -----------   -----------   ------------
ASSETS
Corporate Notes and Bonds                 $16,049,534   $        --   $16,049,534        $--
Master Limited Partnerships*               21,168,216    21,168,216            --         --
Common Stocks*                             13,022,898    13,022,898            --         --
Canadian Income Trusts*                     2,172,455     2,172,455            --         --
U.S. Government and Agency Obligations     27,251,392            --    27,251,392         --
Investment Company                          2,055,456     2,055,456            --         --
Total Return Equity Swaps                     193,514            --       193,514         --
                                          -----------   -----------   -----------        ---
                                           81,913,465    38,419,025    43,494,440         --
LIABILITIES
Total Return Equity Swaps                     118,519            --       118,519         --
Variation Margin on Future Contracts          110,447       110,447            --         --
                                          -----------   -----------   -----------        ---
Total                                     $81,684,499   $38,308,578   $43,375,921        $--
                                          -----------   -----------   -----------        ---

*    See Schedule of Investments detail for industry breakout.

The Fund held no securities or financial instruments during the first nine months of 2009 which measured their fair value using Level 3 inputs.

The fair value of the Fund's reverse repurchase agreements, which qualify as financial instruments under "Disclosures about Fair Values of Financial Instruments", approximates the carrying amounts presented in the Schedule of Investments.

(2) MLP COMMON UNITS: Master Limited Partnership ("MLP") common units represent limited partnership interests in the MLP. Common units are generally listed and traded on U.S. securities exchanges or OTC with their value fluctuating predominantly based on the success of the MLP. Unlike owners of common stock of a corporation, owners of MLP common units have limited voting rights. MLPs generally distribute all available cash flow (cash flow from operations less maintenance capital expenditures) in the form of quarterly distributions. Common unit holders have first priority to receive quarterly cash distributions up to the minimum quarterly distribution and have arrearage rights. In the event of liquidation, common unit holders have preference over subordinated units, but not debt holders or preferred unit holders, to the remaining assets of the MLP.

(3) REVERSE REPURCHASE AGREEMENTS: One method by which the Fund currently incurs leverage is through the use of reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells securities to a bank, securities dealer or one of their respective affiliates and agrees to repurchase such securities on demand or on a specified future date and at a specified price, including an interest payment. During the period between the sale and the forward purchase, the Fund will continue to receive principal and interest payments on the securites sold and also have the opportunity to earn a return on the collateral furnished by the counterparty to secure its obligation to redeliver the securites. Reverse repurchase agreements involve the risk that the buyer of the securities sold by the Fund might be unable to deliver them when the Fund seeks to repurchase such securities. If the buyer of the securities under the reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or a trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending that decision. The Fund will segregate assets in an amount at least equal to its obligations, marked to market daily, under any reverse repurchase agreement or take other permissible actions to cover its obligations. The use of leverage involves risks of increased volatility of the Fund's investment portfolio, among others. In certain cases, the Fund may be required to sell securities with a value significantly in excess of the cash received by the Fund from the buyer. If the buyer files for bankruptcy or becomes insolvent, the Fund may lose the value of the securities in excess of the cash received.

Maximum amount outstanding during the period           $80,788,188
Average amount outstanding during the period*          $39,238,644
Average shares outstanding during the period             6,688,681
Average debt per share outstanding during the period   $      5.87

* The average amount outstanding during the period was calculated by adding the borrowings at the end of each day and dividing the sum by the number of days in the nine months ended September 30, 2009.

EIP Growth and Income Fund
Notes to Schedule of Investments (unaudited)                  September 30, 2009

The reverse repurchase agreements are executed daily based on the previous day's terms. The accrued interest and maturity amounts are payable at the time the reverse repurchase agreement is not renewed or the terms of the agreement are renegotiated. Interest rates ranged from 0.50% to 3.00%, during the nine months ended September 30, 2009, on borrowings by the Fund under reverse repurchase agreements.

(4) DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES: The Fund has adopted Disclosures about Derivative Instruments and Hedging Activities. The following is a table summarizing the fair value of derivatives held at September 30, 2009 by primary risk exposure:

                                                       ASSET DERIVATIVES   LIABILITY DERIVATIVES
Derivatives not accounted for as hedging instruments       Fair Value            Fair Value
----------------------------------------------------   -----------------   ---------------------
Foreign Exchange Contracts                                  $     --              $110,447
Equity Contracts                                             193,514               118,519
                                                            --------              --------
Total                                                       $193,514              $228,966
                                                            ========              ========

FUTURES CONTRACTS:

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may purchase or sell futures contracts to hedge against foreign currency exchange risk or for any other purpose permitted by applicable law. The purchase of futures contracts may be more efficient or cost effective than actually buying the underlying securities or assets. A futures contract is an agreement between two parties to buy and sell an instrument at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. Government securities or other high quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to a contract entered into with a futures commission merchant, the Fund agrees to receive from or pay to the firm an amount of cash equal to the cumulative daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund will cover its current obligations under futures contracts by the segregation of liquid assets or by entering into offsetting transactions or owning positions covering its obligations. The risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities or assets. The Fund's maximum foreign currency exchange rate risk on those futures contracts where the underlying is long currency is an amount equal to the notional amount of the related contracts. As of September 30, 2009, the Fund held no futures contracts where the underlying is long currency. The Fund's maximum foreign currency exchange rate risk on those futures contracts where the underlying is short currency is theoretically unlimited. However, if effectively hedged, any loss would be offset in unrealized foreign currency gains of securities denominated in the same currency. For open futures contracts see the Schedule of Investments, which is indicative of the Fund's activity.

SWAP AGREEMENTS:

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may enter into swap agreements as a substitute for purchasing equity securities of issuers in the energy industry to achieve the same exposure as it would by engaging in short sales transactions of energy securities, to hedge its currency exposure or for any other purpose permitted by applicable law. A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates) where the cash flows are based on agreed-upon prices, rates, etc. In a typical equity swap agreement, one party agrees to pay another party the return on a security or basket of securities in return for a specified interest rate. By entering into swaps, the Fund can gain exposure to a security without actually purchasing the underlying asset. Swap agreements involve both the risk associated with the investment in the security as well as the risk that the performance of the security, including any dividends, will not exceed the interest that the Fund will be committed to pay under the swap. Swaps are individually negotiated. Swap agreements may increase or decrease the overall volatility of the investments of the Fund. The performance of swap agreements may be affected by a change in the specific interest rate, security, currency, or other factors that determine the amounts of payments due to and from the Fund. The Fund will cover its current obligations under swap agreements by the segregation of liquid assets or by entering into offsetting transactions or owning positions covering its obligations. A swap agreement would expose the Fund to the same equity price risk as it would have if the underlying equity securities were purchased. The Fund's maximum equity price risk to meet its future payments under swap agreements outstanding as of September 30, 2009 is equal to the total notional amount as shown on the Schedule of Investments. For open swap agreements see the Schedule of Investments, which is indicative of the Fund's activity.

EIP Growth and Income Fund
Notes to Schedule of Investments (unaudited)                  September 30, 2009

OPTIONS CONTRACTS:

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may enter into option contracts in order to hedge against potential adverse price movements in the value of portfolio assets, as a temporary substitute for selling selected investments, to lock in the purchase price of a security or currency which it expects to purchase in the near future, as a temporary substitute for purchasing selected investments, to enhance potential gain, and for any other purpose permitted by applicable law. An option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices, will require cash settlement by the Fund if the option is exercised.

The liability representing the Fund's obligation under an exchange traded written option or investment in a purchased option is valued at the last sale price or, in the absence of a sale on such day, the mean between the closing bid and asked prices on such day or at the most recent asked price (bid for purchased options) if no bid and asked prices are available. OTC written or purchased options are valued using dealer supplied quotations. Gain or loss is recognized when the option contract expires or is closed. If the Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the Fund writes a put option it accepts the risk of a decline in the market value of the underlying security below the exercise price. OTC options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund's maximum equity price risk for purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities or currencies hedged. For option contracts see the Schedule of Investments, which is indicative of the Fund's activity.

(5) As of September 30, 2009, the aggregate gross unrealized appreciation and depreciation for all securities in which there was an excess of tax cost over value was $8,614,500 and $985,633, respectively.

(6) For more information on significant accounting policies, see the most recent semi-annual report filed with the Securities and Exchange Commission.

ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) EIP INVESTMENT TRUST

By (Signature and Title)*  /S/ JAMES MURCHIE
                         -------------------------------------------------------
                          James Murchie, President
                          (principal executive officer)

Date                      11/16/09
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES MURCHIE
                         -------------------------------------------------------
                          James Murchie, President
                          (principal executive officer)

Date                      11/16/09
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ LINDA LONGVILLE
                         -------------------------------------------------------
                          Linda Longville, Treasurer and Principal Financial
                          and Accounting Officer
                          (principal financial officer)

Date                      11/16/09
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.